ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

eLong, Inc. (the "Company," and with its consolidated subsidiaries and consolidated variable interest entities ( the "VIEs"), collectively, the "Group"), is principally engaged in the provision of travel services, including hotel reservation services, airline ticketing, and to a lesser extent, internet-related advertising in the People's Republic of China excluding Hong Kong, Macau and Taiwan (the "PRC").

As of December 31, 2013, the Company's VIEs included

1)	Beijing eLong Information Technology Co., Ltd. ("Beijing Information"), controlled by the Company;
2)	Beijing Asiamedia Interactive Advertising Co., Ltd. ("Beijing Media"), a subsidiary of Beijing Information;
3)	Beijing eLong Air Services Co., Ltd. ("Beijing Air"), a subsidiary of Beijing Information;
4)	Beijing Xici Interactive Information Technology Co., Ltd. ("Beijing Xici"), a subsidiary of Beijing Information;
5)	Beijing eLong International Travel Co., Ltd., a subsidiary of Beijing Information;
6)	Nanjing Xici Information Technology Share Co., Ltd. ("Nanjing Xici"), a subsidiary of Beijing Xici;
7)	Hangzhou eLong Air Service Co., Ltd., a subsidiary of Beijing Air; and
8)	Other subsidiaries of Beijing Information or Beijing Media.

The Company, through its subsidiaries, conducts its operations in the PRC through a series of arrangements with the VIEs. These VIEs facilitate the Company's participation in internet content provision, short messaging, call center services, travel agency and air ticketing services, which are industries in the PRC in which foreign ownership is restricted. The Company does not have any direct equity interest in the VIEs. However, pursuant to certain agreements with the VIEs and the individual shareholders of the VIEs, which include powers of attorney, spousal waivers, technical services agreements, business operations agreements, equity interest pledge agreements, exclusive purchase right agreements and loan agreements, the Company is the primary beneficiary of the VIEs with the power to direct the activities of the VIEs, absorb the VIEs' expected losses and receive the VIEs' residual returns to the extent such returns are paid as dividends and other payments. As a result, the Company consolidates the VIEs as required by Accounting Standards Codification ("ASC") subtopic 810-10, Consolidation: Overall.

The principal terms of the key agreements with the VIEs and their shareholders are described below:

Powers of attorney. The VIE shareholders have each provided irrevocable powers of attorney in favor of the Company. Under the powers of attorney, the Company (or its designee) has been fully authorized to exercise all powers of the VIE shareholders. The powers of attorney are each for a period of 20 years, with automatic renewal as long as, with respect to each individual shareholder of each VIE, such person remains a shareholder of the VIE. The powers of attorney provide power to the Company to direct and control the activities of the VIEs.

Spousal waivers. The spouses of the VIE shareholders have each provided letters to the Company and eLong Information in which they confirm that the individual VIE shareholders hold the shares of VIEs as nominees, and that such shareholding is not a part of the VIE shareholders' personal assets, marital property, or inheritable property, and are not subject to any claims from any family members of the VIE shareholders.

Technical services agreements. eLong Information has the exclusive right to provide the VIEs with services relating to their operations. eLong Information has also granted the VIEs a non-exclusive license to use certain software owned by eLong Information. The VIEs have agreed to make payments to eLong Information for the service and software license fees, and the service and software license fees may be adjusted by eLong Information unilaterally. The technical services agreements are valid for twenty years with automatic renewal. Upon consolidation, the service and software license fees are eliminated.

Business operations agreements. eLong Information has agreed to provide third parties with guarantees for performance by the VIEs of contracts, agreements or transactions in connection with their business operations. In return, the VIEs have agreed to pledge their accounts receivables and mortgage or pledge all their assets to eLong Information. eLong Information may, at its sole discretion, provide the VIEs any performance guarantee and working capital loan guarantee in connection with the VIEs' business operations. In addition, the VIEs and their shareholders have each agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the VIEs without prior written consent from eLong Information. The VIE shareholders have agreed that, upon instruction from eLong Information, they will appoint or remove the VIEs' directors and executive officers and accept eLong Information's guidance regarding operations and financial and personnel management of the VIEs. Under the business operations agreements, if any of the agreements between eLong Information and the VIEs terminate or expire, eLong Information may terminate any other agreements between eLong Information and the VIEs, including the business operations agreements. The business operations agreements are valid for twenty years with automatic renewal.

Equity interest pledge agreements. The VIE shareholders have each pledged their entire ownership interest in the VIEs to eLong Information to secure the payment obligations of the VIEs under the technical services agreements and the other agreements. Upon the occurrence of events of default specified in the agreements, including failure of the VIEs to make required payments of service and software license fees to eLong Information under the technical services agreements or to perform any of their obligations under the other agreements including business operations agreements, eLong Information may enforce the pledge in accordance with applicable legal procedures. The equity interest pledge agreements are valid for twenty years with automatic renewal. The pledges by the individual PRC citizen shareholders of the VIEs in favor of eLong Information have been registered with the Beijing Chaoyang District Administration of Industry and Commerce.

Exclusive purchase right agreements. The Company and any third party designated by the Company have the right, at any time, when applicable PRC law permits foreign invested companies to operate an internet content provision business, to purchase from the VIE shareholders their respective equity interests in the VIEs. The exercise price of the option is equal to the actual paid-in registered capital of the VIEs (or pro rata portion thereof, as appropriate) unless otherwise specified under PRC law on the date of exercise. If the transfer price of the equity interest is greater than the loan amount, the shareholders are required to immediately return the proceeds from the transfer price in excess of the loan amount to the Company or any person designated by the Company. The exclusive purchase right agreements are valid for twenty years with automatic renewal.

Loan agreements. The Company has loaned certain amounts to the VIE shareholders for contributions to the paid-in registered capital of the VIEs. The full principal amount of such loans is still outstanding as of December 31, 2013. The loans are interest free and have a repayment term of twenty years with automatic renewal. The manner and timing of repayment is at the sole discretion of the Company. In the event that the Company exercises its option to purchase the equity interest in the VIEs held by the VIE individual shareholders pursuant to the exclusive purchase right agreement, the loan will accelerate, be repaid by the proceeds from the option exercise and be discharged. In addition, under certain conditions such as the incapacity of the VIE shareholders, or the termination of employment with the Company of the VIE shareholders, the repayments under the loan agreement may accelerate. On consolidation, these loans are eliminated. The Company agrees to provide unlimited financial support to the VIEs for their operations. If the VIEs are incapable of repaying such financial support, the Company agrees not to require the VIEs to make such repayment. The VIEs will not declare or distribute dividends without the prior consent of the Company. In the event any VIE shareholder receives any profit, bonus, distribution or dividend from the VIEs, the shareholders agree to immediately return such profit, bonus, distribution or dividend to the Company or to any party designated by the Company. There has been no bonus, dividends or distributions of profit from inception of the VIEs to date.

Company management believes and has obtained legal opinion from the Company's outside counsel that, (i) the ownership structure of the Company and its VIEs is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; and (iii) the Group's business operations are in compliance with PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company's current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company's ability to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, which may include, but not be limited to, revocation of business and operating licenses, being required to discontinue or restrict business operations, restriction of the Company's right to collect revenues, temporary or permanent blocking of the Company's websites, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may have a material adverse effect on the Company's ability to conduct its business.

The following table sets forth the assets and liabilities of the VIEs included in the Company's consolidated balance sheets:

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Current assets	199,203,364	254,437,296	42,030,047
Non-current assets	82,265,309	136,944,224	22,621,574
Total assets	281,468,673	391,381,520	64,651,621
Current liabilities	151,614,207	186,305,937	30,775,548
Non-current liabilities	85,590	2,078,698	343,377
Total liabilities	151,699,797	188,384,635	31,118,925
Total net assets	129,768,876	202,996,885	33,532,696

The following table sets forth the results of operations of the VIEs included in the Company's consolidated statements of comprehensive income:

	Year ended December 31,
	2011	2012	2013
Net revenues	165,990,943	205,647,992	228,269,599
Net income	28,701,457	8,165,122	14,383,536

As of December 31, 2013, there was no pledge or collateralization of VIE assets to a third party. As all the VIEs other than Nanjing Xici are incorporated as limited liability companies under PRC law and Nanjing Xici is incorporated as a limited liability share company under PRC law, creditors of the VIEs do not have recourse to the general credit of the Company for the liabilities of the VIEs, other than pursuant to any separate guarantee arrangements entered into by the Company or its subsidiaries, such as the payment obligation for the air tickets issued by various airlines disclosed in Note 10 "Guarantee." The Company is obligated to absorb the VIEs' expected losses and to provide financial support to the VIEs if required. For the years ended December 31, 2011, 2012 and 2013, the Company has not provided financial support other than that which it was contractually required to provide. The Company considers that there are no assets of the VIEs that can be used only to settle obligations of the VIEs.

On May 16, 2011, the Company issued 5,038,500 high-vote ordinary shares and 6,031,500 ordinary shares to TCH Sapphire Limited ("TCH Sapphire"), a subsidiary of Tencent Holdings Limited ("Tencent"), for a total purchase price of RMB548,738,742 (originally US$84,306,565) net of offering expenses making TCH Sapphire the second largest shareholder of the Company. On the same day, the Company also issued 5,400,500 ordinary shares to Expedia Asia Pacific-Alpha Limited ("Expedia Asia Pacific"), a subsidiary of Expedia, Inc. ("Expedia") for a total purchase price of RMB267,906,836 (originally US$41,160,160) net of offering expenses.

Expedia, through ownership of Expedia Asia Pacific, owned 28,550,704 of the Company's high-vote ordinary shares as of December 31, 2012 and 2013, and 17,286,657 of the Company's ordinary shares as of December 31, 2012 and 2013, and thus controlled approximately 82% of the Company's voting power as of December 31, 2013, and had the ability to control substantially all of the Company's management and business operations.

Tencent, through ownership of TCH Sapphire, owned 5,038,500 of the Company's high-vote ordinary shares and 6,031,500 of the Company's ordinary shares as of December 31, 2012 and 2013. As of December 31, 2013, Tencent controlled approximately 15% of the Company's voting power.